UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Penn Mutual AM Strategic Income Fund

I Shares - PMUBX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about I Shares of the Penn Mutual AM Strategic Income Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.pennmutualam.com/strategies/strategic-income-strategy/institutional-mutual-fund. You can also request this information by contacting us at 877-762-6552.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penn Mutual AM Strategic Income Fund, I Shares	$38	0.75%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$124,607,316	81	$273,929	32%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Information Technology	0.4%
Materials	0.8%
Loan Participations	1.2%
U.S. Government Agency Obligation	2.0%
Municipal Bond	2.2%
Communication Services	2.3%
Energy	2.8%
Utilities	3.7%
Consumer Discretionary	5.0%
Health Care	5.7%
U.S. Treasury Obligations	6.2%
Industrials	8.2%
Financials	8.4%
Asset-Backed Securities	15.6%
Mortgage-Backed Securities	34.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
FHLMC	3.000%	05/01/53	3.2%
GNMA, Ser 2013-11, Cl LP	3.500%	01/20/43	3.0%
FREMF Mortgage Trust, Ser K69, Cl B	3.854%	10/25/49	3.0%
FHLMC, Ser 2016-4609, Cl QV	3.000%	05/15/44	2.7%
FREMF Mortgage Trust, Ser K47, Cl C	3.709%	06/25/48	2.4%
University of Texas System Permanent University Fund	5.262%	07/01/39	2.2%
State Street, TSFR3M + 0.822%	6.144%	05/15/28	2.1%
FREMF Mortgage Trust, Ser K65, Cl B	4.221%	07/25/50	2.0%
FFCB	6.080%	04/28/33	2.0%
Centene	4.625%	12/15/29	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  877-762-6552

  https://www.pennmutualam.com/strategies/strategic-income-strategy/institutional-mutual-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

PNN-SA-TSR-2024-2

The Advisors' Inner Circle Fund III

Penn Mutual AM 1847 Income Fund

I Shares - PMEFX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about I Shares of the Penn Mutual AM 1847 Income Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.pennmutualam.com/strategies/balanced-income-strategy/penn-mutual-am-1847-income-fund. You can also request this information by contacting us at 877-762-6552.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penn Mutual AM 1847 Income Fund, I Shares	$32	0.65%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$44,890,770	89	$27,802	48%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Utilities	2.0%
Communication Services	3.9%
Financials	5.8%
Materials	5.9%
Consumer Staples	8.1%
Energy	9.3%
Industrials	11.0%
Information Technology	15.0%
Consumer Discretionary	15.3%
Health Care	21.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Abercrombie & Fitch Management	8.750%	07/15/25	3.4%
Halozyme Therapeutics	0.250%	03/01/27	3.3%
Emergent BioSolutions	3.875%	08/15/28	3.3%
Graham Holdings	5.750%	06/01/26	3.1%
Gap	3.625%	10/01/29	3.0%
Ionis Pharmaceuticals	0.125%	12/15/24	3.0%
Regeneron Pharmaceuticals	2.800%	09/15/50	2.8%
Ingles Markets	4.000%	06/15/31	2.7%
Royalty Pharma	3.550%	09/02/50	2.7%
Microsoft	2.500%	09/15/50	2.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  877-762-6552

  https://www.pennmutualam.com/strategies/balanced-income-strategy/penn-mutual-am-1847-income-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

PNN-SA-TSR-2024-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors’ Inner Circle Fund III

Penn Mutual AM Strategic Income Fund

Penn Mutual AM 1847 Income Fund

SEMI-ANNUAL FINANCIALS AND	JUNE 30, 2024
OTHER INFORMATION

Investment Adviser:

Penn Mutual Asset Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL FUNDS

JUNE 30, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	23
Investment Advisory Agreement Renewal Disclosure (Form N-CSRS Item 11)	49

The Funds file their complete schedule of investments for the first and third quarters of each fiscal year as an exhibit to their report on Form N-PORT. The Funds’ Form N-PORT is available on the fund’s website at https://www.pennmutualam.com. Information may be obtained by calling 1-877-PMA-MLLC (877-762-6552).

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-PMA-MLLC (877-762-6552); and (ii) on the fund’s website https://www.pennmutual.com/for-individuals-and-businesses/products-and-performance/penn-series-information/proxy-voting.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM

 STRATEGIC INCOME FUND

JUNE 30, 2024

(Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 35.8%
	Face Amount	Value
Communication Services — 2.3%
Connect Finco SARL
Callable 07/15/2024 @ $102
6.750%, 10/01/2026 (A)	$1,000,000	$965,151
Paramount Global
Callable 10/15/2026 @ $100
2.900%, 01/15/2027	2,000,000	1,845,819
		2,810,970
Consumer Discretionary — 5.0%
Abercrombie & Fitch Management
Callable 07/15/2024 @ $100
8.750%, 07/15/2025 (A)	500,000	500,247
Ford Motor Credit
Callable 04/28/2027 @ $100
4.950%, 05/28/2027	1,000,000	976,112
Gap
Callable 10/01/2026 @ $102
3.875%, 10/01/2031 (A)	1,000,000	834,791
Graham Holdings
Callable 07/15/2024 @ $100
5.750%, 06/01/2026 (A)	1,000,000	992,332
MajorDrive Holdings IV
Callable 08/02/2024 @ $103
6.375%, 06/01/2029 (A)	1,500,000	1,412,358
Newell Brands
Callable 01/01/2026 @ $100
5.700%, 04/01/2026	1,500,000	1,481,555
		6,197,395
Energy — 2.8%
Chesapeake Energy
Callable 08/02/2024 @ $103
5.875%, 02/01/2029 (A)	1,500,000	1,484,923
Energy Transfer
6.500%, H15T5Y + 5.694% (B)	2,000,000	1,972,701
Callable 11/15/2026 @ $100
		3,457,624
Financials — 8.4%
Ashtead Capital
Callable 05/11/2032 @ $100
5.500%, 08/11/2032 (A)	2,000,000	1,951,197

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM

Strategic Income Fund

JUNE 30, 2024

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Financials — continued
First Maryland Capital II
Callable 08/02/2024 @ $100
6.438%, TSFR3M + 1.112%, 02/01/2027	$2,411,000	$2,263,217
New York Life Global Funding MTN
4.550%, 01/28/2033 (A)	1,750,000	1,664,047
PNC Financial Services Group
Callable 06/12/2028 @ $100
5.582%, SOFRRATE + 1.841%, 06/12/2029	1,000,000	1,010,939
State Street
Callable 08/02/2024 @ $100
6.144%, TSFR3M + 0.822%, 05/15/2028	2,750,000	2,592,930
Wells Fargo
5.875% (B)	1,000,000	995,431
Callable 06/15/2025 @ $100
		10,477,761
Health Care — 4.6%
Centene
Callable 12/15/2024 @ $102
4.625%, 12/15/2029	2,500,000	2,364,563
Health Care Service A Mutual Legal Reserve
Callable 03/01/2030 @ $100
2.200%, 06/01/2030 (A)	2,000,000	1,689,575
Merck
Callable 09/07/2038 @ $100
3.900%, 03/07/2039	1,900,000	1,639,383
		5,693,521
Industrials — 8.2%
AerCap Holdings
Callable 10/10/2024 @ $100
5.875%, H15T5Y + 4.535%, 10/10/2079	2,000,000	1,990,452
American Airlines Pass Through Trust, Cl B
3.950%, 07/11/2030	1,730,000	1,597,698
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, US0003M + 2.350%, 12/15/2055	1,500,000	1,498,859
Boeing
Callable 11/01/2034 @ $100
3.250%, 02/01/2035	1,300,000	992,722
Concentrix
Callable 07/02/2026 @ $100
6.650%, 08/02/2026	1,000,000	1,010,365

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
Strategic Income Fund
JUNE 30, 2024
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Industrials — continued
Delta Air Lines
4.500%, 10/20/2025 (A)	$276	$273
Mauser Packaging Solutions Holding
Callable 08/15/2024 @ $104
7.875%, 08/15/2026 (A)	1,000,000	1,001,138
Trivium Packaging Finance BV
Callable 08/02/2024 @ $101
5.500%, 08/15/2026 (A)	1,200,000	1,175,744
United Airlines 2020-1 Class B Pass Through Trust
4.875%, 01/15/2026	1,005,480	990,645
		10,257,896
Materials — 0.8%
First Quantum Minerals
Callable 03/01/2026 @ $105
9.375%, 03/01/2029 (A)	1,000,000	1,044,876

Utilities — 3.7%
Dominion Energy
Callable 11/03/2029 @ $100
6.875%, H15T5Y + 2.386%, 02/01/2055	2,000,000	2,041,698
Duke Energy Carolinas
Callable 12/15/2031 @ $100
2.850%, 03/15/2032	1,250,000	1,070,919
Vistra
8.000%, H15T5Y + 6.930% (A)(B)	1,500,000	1,512,751
Callable 10/15/2026 @ $100
		4,625,368
TOTAL CORPORATE OBLIGATIONS
(Cost $45,765,762)		44,565,411
MORTGAGE-BACKED SECURITIES — 34.4%

Agency Mortgage-Backed Obligations — 10.9%
FHLMC
5.500%, 08/01/2053	2,335,710	2,304,367
3.000%, 05/01/2053	4,718,253	4,015,000
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3, IO
Callable 10/25/2024 @ $100
1.689%, 02/25/2043 (C)	20,425,000	167,134

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2024
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
FHLMC, Ser 2016-4609, Cl QV
3.000%, 05/15/2044	$3,571,770	$3,375,398
GNMA, Ser 2013-11, Cl LP
3.500%, 01/20/2043	4,073,621	3,690,070
		13,551,969
Non-Agency Mortgage-Backed Obligations — 23.5%
BBCMS Mortgage Trust 2024-5C25, Ser 5C25, Cl C
Callable 03/15/2029 @ $100
6.643%, 03/15/2057 (C)	1,000,000	998,099
BBCMS Mortgage Trust 2024-C24, Ser C24, Cl D
Callable 02/15/2034 @ $100
4.250%, 02/15/2057 (A)	610,000	453,903
BMO 2024-5C3 Mortgage Trust, Ser 5C3, Cl C
Callable 02/15/2029 @ $100
7.088%, 02/15/2057 (C)	1,350,000	1,364,094
BSPRT Issuer, Ser 2021-FL6, Cl B
Callable 07/15/2024 @ $100
7.043%, , TSFR1M + 1.714% 03/15/2036 (A)	1,500,000	1,452,830
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl M1
Callable 07/25/2024 @ $100
3.269%, 11/25/2059 (A) (D)	1,150,000	1,065,959
FREMF 2016-K53 Mortgage Trust, Ser K53, Cl B
Callable 01/25/2026 @ $100
4.161%, 03/25/2049 (A) (C)	1,250,000	1,218,884
FREMF 2017-K729 Mortgage Trust, Ser K729, Cl B
Callable 11/25/2024 @ $100
3.784%, 11/25/2049 (A) (C)	1,000,000	987,903
FREMF Mortgage Trust, Ser K41, Cl B
Callable 11/25/2024 @ $100
3.965%, 11/25/2047 (A) (C)	1,735,000	1,718,447
FREMF Mortgage Trust, Ser K47, Cl C
Callable 05/25/2025 @ $100
3.709%, 06/25/2048 (A) (C)	3,000,000	2,939,735
FREMF Mortgage Trust, Ser K65, Cl B
Callable 07/25/2027 @ $100
4.221%, 07/25/2050 (A) (C)	2,650,000	2,547,560
FREMF Mortgage Trust, Ser K69, Cl B
Callable 10/25/2027 @ $100
3.854%, 10/25/2049 (A) (C)	3,895,000	3,683,287

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2024
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
FREMF Mortgage Trust, Ser K728, Cl C
Callable 11/25/2024 @ $100
3.838%, 11/25/2050 (A) (C)	$1,500,000	$1,486,506
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11
Callable 11/25/2030 @ $100
3.449%, 01/25/2047 (A) (C)	581,104	502,602
Morgan Stanley Capital I Trust 2015-MS1, Ser MS1, Cl A4
Callable 07/15/2025 @ $100
3.779%, 05/15/2048 (C)	1,000,000	977,633
Sequoia Mortgage Trust, Ser 2017-5, Cl A1
Callable 07/25/2029 @ $100
3.500%, 08/25/2047 (A) (C)	1,712,333	1,500,803
Sequoia Mortgage Trust, Ser 2021-5, Cl A5
2.000%, 07/25/2051 (A) (C)	2,147,782	1,809,436
Towd Point Mortgage Trust 2018-2, Ser 2018-2, Cl A1
Callable 09/25/2029 @ $100
3.250%, 03/25/2058 (A) (C)	1,153,522	1,119,397
Verus Securitization Trust 2020-2, Ser 2020-2, Cl A2
Callable 07/25/2024 @ $100
3.989%, 05/25/2060 (A) (C)	1,637,000	1,597,362
Verus Securitization Trust 2024-1, Ser 2024-1, Cl A1
Callable 01/25/2027 @ $100
5.712%, 01/25/2069 (A) (D)	1,912,681	1,900,317
		29,324,757
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $44,009,407)		42,876,726
ASSET-BACKED SECURITIES — 15.6%

Automotive — 1.2%
Exeter Automobile Receivables Trust 2022-1, Ser 2022-1A, Cl D
Callable 12/15/2026 @ $100
3.020%, 06/15/2028	575,000	553,170
Prestige Auto Receivables Trust, Ser 2021-1A, Cl C
Callable 06/15/2026 @ $100
1.530%, 02/15/2028 (A)	1,000,000	970,047
		1,523,217

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2024
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — 5.6%
Barings CLO, Ser 2017-1A, Cl C
Callable 07/18/2024 @ $100
7.989%, TSFR3M + 2.662%, 07/18/2029 (A)	$1,600,000	$1,596,086
Canyon Capital CLO 2016-1, Ser 2018-1A, Cl CR
Callable 07/15/2024 @ $100
7.490%, TSFR3M + 2.162%, 07/15/2031 (A)	1,000,000	998,832
CARLYLE US CLO 2017-4, Ser 2017-4A, Cl B
Callable 07/15/2024 @ $100
7.440%, TSFR3M + 2.112%, 01/15/2030 (A)	1,000,000	997,502
Crestline Denali CLO XVI, Ser 2018-1A, Cl A
Callable 07/20/2024 @ $100
6.706%, TSFR3M + 1.382%, 01/20/2030 (A)	1,351,699	1,352,820
Park Avenue Institutional Advisers CLO 2018-1, Ser 2021-1A, Cl BR
Callable 07/20/2024 @ $100
7.686%, TSFR3M + 2.362%, 10/20/2031 (A)	1,000,000	997,499
Thunderbolt Aircraft Lease, Ser 2017-A, Cl B
7.750%, 05/17/2032 (A) (D)	1,003,465	977,928
		6,920,667
Student Loan — 8.8%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A
Callable 05/25/2032 @ $100
2.720%, 07/25/2069 (A)	1,255,125	1,140,321
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
Callable 07/15/2026 @ $100
7.043%, TSFR1M + 1.714%, 10/15/2031 (A)	1,396,109	1,400,172
Navient Private Education Loan Trust, Ser 2015-AA, Cl A3
Callable 07/15/2028 @ $100
7.143%, TSFR1M + 1.814%, 11/15/2030 (A)	1,049,591	1,052,974
Navient Private Education Loan Trust, Ser 2015-BA, Cl A3
Callable 06/15/2028 @ $100
6.893%, TSFR1M + 1.564%, 07/16/2040 (A)	1,780,172	1,786,958
Nelnet Student Loan Trust 2004-4, Ser 2004-4, Cl B
Callable 07/25/2024 @ $100
5.910%, SOFR90A + 0.562%, 01/25/2041	2,284,939	2,257,748
SLM Student Loan Trust, Ser 2014-2, Cl A3
Callable 08/25/2031 @ $100
6.040%, SOFR30A + 0.704%, 03/25/2055	955,448	949,562

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2024
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Student Loan — continued
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 08/15/2028 @ $100
3.500%, 09/15/2043 (A)	$2,081,932	$2,040,161
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
6.893%, TSFR1M + 1.564%, 02/17/2032 (A)	319,320	319,881
		10,947,777
TOTAL ASSET-BACKED SECURITIES
(Cost $19,570,833)		19,391,661
U.S. TREASURY OBLIGATIONS — 6.2%

U.S. Treasury Bill
0.000%, 11/29/2024(E)	1,250,000	1,223,156

U.S. Treasury Inflation Indexed Bond
1.375%, 07/15/2033	2,477,760	2,339,554

U.S. Treasury Notes
4.125%, 01/31/2025	2,250,000	2,234,378
1.750%, 01/31/2029	2,200,000	1,961,609
		4,195,987

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,790,443)		7,758,697

MUNICIPAL BOND — 2.2%

Texas — 2.2%
University of Texas System Permanent University Fund
5.262%0, 07/01/2039	2,790,000	2,761,537

TOTAL MUNICIPAL BOND
(Cost $2,790,000)		2,761,537

U.S. GOVERNMENT AGENCY OBLIGATION — 2.0%

FFCB
6.080%, 04/28/2033	2,500,000	2,499,997

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,500,000)		2,499,997

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2024
(Unaudited)

LOAN PARTICIPATION — 1.2%
	Face Amount	Value
Tallgrass Energy
10.079%0, 08/01/2029	$1,500,000	$1,499,070

TOTAL LOAN PARTICIPATION
(Cost $1,490,469)		1,499,070
CONVERTIBLE BOND — 1.1%

Health Care — 1.1%
Ionis Pharmaceuticals CV to 12.0075
0.125%, 12/15/2024	1,400,000	1,372,878

TOTAL CONVERTIBLE BOND
(Cost $1,372,189)		1,372,878
PREFERRED STOCK — 0.4%
	Shares
Information Technology — 0.4%
Synchronoss Technologies 8.375%	25,000	549,000
TOTAL PREFERRED STOCK
(Cost $530,033)		549,000

TOTAL INVESTMENTS — 98.9%
(Cost $125,819,136)		$123,274,977

Percentages are based on Net Assets of $124,607,316.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of June 30, 2024 was $57,845,514 and represents 46.4% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2024. The coupon on a step bond changes on a specified date.
(E)	Zero coupon security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2024
(Unaudited)

ABS — Asset-Backed Securities
Cl — Class
CLO — Collateralized Loan Obligation
CV — Convertible Security
FFCB — Federal Farm Credit Banks
FHLMC — Federal Home Loan Mortgage Corporation
FREMF — Freddy Mac Multi-Family
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IO — Interest Only - face amount represents notional amount
MTN — Medium Term Note
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-Day Average
SOFRRATE — Secured Overnight Financing Rate
TSFR1M — Term Secured Overnight Financing Rate 1 Month Average
TSFR3M — Term Secured Overnight Financing Rate 3 Month Average

The open futures contracts held by the Fund at June 30, 2024, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Short Contracts
U.S. 5-Year Treasury Note	(13)	Sep-2024	$(1,376,252)	$(1,385,516)	$(9,264)
U.S. Ultra Long Treasury Bond	(40)	Sep-2024	(4,956,484)	(5,013,750)	(57,266)
			$(6332,736)	$(6,399,266)	$(66,530)

The following is a summary of the level of inputs used as of June 30 , 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$44,565,411	$—	$44,565,411
Mortgage-Backed Securities	—	42,876,726	—	42,876,726
Asset-Backed Securities	—	19,391,661	—	19,391,661
U.S. Treasury Obligations	—	7,758,697	—	7,758,697
Municipal Bond	—	2,761,537	—	2,761,537
U.S. Government Agency Obligation	—	2,499,997	—	2,499,997
Loan Participation	—	1,499,070	—	1,499,070
Convertible Bond	—	1,372,878	—	1,372,878
Preferred Stock	—	549,000	—	549,000
Total Investments in Securities	$—	$123,274,977	$—	$123,274,977

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2024
(Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(66,530)	$–	$–	$(66,530)
Total Other Financial Instruments	$(66,530)	$–	$–	$(66,530)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
1847 INCOME FUND
JUNE 30, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 39.7%
	Shares	Value
Communication Services — 0.9%
John Wiley & Sons, Cl A	10,000	$407,000
Consumer Discretionary — 2.9%
Gildan Activewear, Cl A	13,500	511,920
Mr Price Group ADR	22,400	252,896
NIKE, Cl B	3,560	268,317
Nordstrom	12,000	254,640
		1,287,773
Consumer Staples — 3.9%
Britvic ADR	13,000	384,800
Calavo Growers	15,000	340,500
Keurig Dr Pepper	7,000	233,800
Kraft Heinz	6,000	193,320
PriceSmart	5,175	420,210
Walgreens Boots Alliance	15,400	186,263
		1,758,893
Energy — 6.6%
Delek US Holdings	11,500	284,740
Devon Energy	6,550	310,470
Evolution Petroleum	60,168	317,085
FutureFuel	75,952	389,634
HF Sinclair	8,055	429,654
MPLX	12,270	522,579
Nordic American Tankers	107,000	425,860
Select Water Solutions, Cl A	25,100	268,570
		2,948,592
Financials — 1.1%
Jefferies Financial Group	5,225	259,996
New York Community Bancorp	67,000	215,740
		475,736
Health Care — 4.2%
Baxter International	5,900	197,355
Organon	21,150	437,805
Perrigo	7,800	200,304
Shionogi ADR	25,500	247,605
SIGA Technologies	56,750	430,733
Utah Medical Products	6,298	420,769
		1,934,571

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
1847 INCOME FUND
JUNE 30, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Industrials — 6.8%
3M	4,500	$459,855
Argan	3,400	248,744
Brady, Cl A	3,660	241,633
BWX Technologies	6,250	593,750
H&E Equipment Services	8,450	373,237
Healthcare Services Group *	27,770	293,807
Hoshizaki ADR	18,000	106,560
Luxfer Holdings	33,211	384,915
National Presto Industries	4,500	338,085
		3,040,586
Information Technology — 6.3%
Comtech Telecommunications *	204,004	618,132
Hewlett Packard Enterprise	16,000	338,720
Himax Technologies ADR	37,000	293,780
InterDigital	4,200	489,552
Karooooo	13,754	394,740
ReposiTrak	12,966	198,250
Richardson Electronics	38,784	461,142
		2,794,316
Materials — 5.0%
Agnico Eagle Mines	4,850	317,190
Alcoa	7,000	278,460
Barrick Gold	19,100	318,588
Fortitude Gold	69,804	302,949
LyondellBasell Industries, Cl A	2,235	213,800
Mosaic	7,000	202,300
Northern Technologies International	18,360	304,042
Valhi	17,182	306,355
		2,243,684
Utilities — 2.0%
Duke Energy	2,400	240,552
FirstEnergy	5,760	220,435
UGI	8,500	194,650
York Water	7,500	278,175
		933,812
TOTAL COMMON STOCK
(Cost $17,586,312)		17,824,963

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
1847 INCOME FUND
JUNE 30, 2024
(Unaudited)

CORPORATE OBLIGATIONS — 37.3%
	Face Amount	Value
Communication Services — 1.0%
Electronic Arts
Callable 08/15/2050 @ $100
2.950%, 02/15/2051	$695,000	$450,157

Consumer Discretionary — 11.7%
Abercrombie & Fitch Management
Callable 07/15/2024 @ $100
8.750%, 07/15/2025 (A)	1,511,000	1,511,746
Foot Locker
Callable 10/01/2024 @ $102
4.000%, 10/01/2029 (A)	500,000	416,593
Gap
Callable 10/01/2024 @ $102
3.625%, 10/01/2029 (A)	1,545,000	1,337,571
Graham Holdings
Callable 07/15/2024 @ $100
5.750%, 06/01/2026 (A)	1,384,000	1,373,387
Macy's Retail Holdings
Callable 07/15/2041 @ $100
5.125%, 01/15/2042	250,000	202,669
MercadoLibre
Callable 12/14/2025 @ $100
2.375%, 01/14/2026	431,000	408,752
		5,250,718
Consumer Staples — 4.2%
Ingles Markets
Callable 06/15/2026 @ $102
4.000%, 06/15/2031 (A)	1,404,000	1,220,530
Molson Coors Beverage
Callable 01/15/2046 @ $100
4.200%, 07/15/2046	853,000	681,699
		1,902,229
Energy — 2.7%
Magnolia Oil & Gas Operating
Callable 07/15/2024 @ $101
6.000%, 08/01/2026 (A)	688,000	681,320
Martin Midstream Partners
Callable 08/15/2025 @ $112
11.500%, 02/15/2028 (A)	500,000	540,697
		1,222,017

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
1847 INCOME FUND
JUNE 30, 2024
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Health Care — 8.8%
Emergent BioSolutions
Callable 08/02/2024 @ $102
3.875%, 08/15/2028 (A)	$2,250,000	$1,462,395
Regeneron Pharmaceuticals
Callable 03/15/2050 @ $100
2.800%, 09/15/2050	2,069,000	1,267,932
Royalty Pharma
Callable 03/02/2050 @ $100
3.550%, 09/02/2050	1,804,000	1,210,890
		3,941,217
Industrials — 4.2%
Emerson Electric
Callable 06/21/2051 @ $100
2.800%, 12/21/2051	275,000	172,873
Callable 04/15/2050 @ $100
2.750%, 10/15/2050	1,000,000	639,676
Mueller Water Products
Callable 08/02/2024 @ $102
4.000%, 06/15/2029 (A)	1,145,000	1,048,336
		1,860,885
Information Technology — 4.7%
Ciena
Callable 01/31/2025 @ $102
4.000%, 01/31/2030 (A)	396,000	357,931
Microsoft
Callable 03/15/2050 @ $100
2.500%, 09/15/2050	1,750,000	1,101,693
Skyworks Solutions
Callable 03/01/2031 @ $100
3.000%, 06/01/2031	749,000	634,645
		2,094,269
TOTAL CORPORATE OBLIGATIONS
(Cost $18,080,600)		16,721,492
CONVERTIBLE BONDS — 15.9%

Communication Services — 2.0%
Cardlytics CV to 11.7457
1.000%, 09/15/2025	500,000	459,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
1847 INCOME FUND
JUNE 30, 2024
(Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount	Value
Communication Services — continued
Magnite CV to 15.6539
0.250%, 03/15/2026	$500,000	$451,264
		911,014
Financials — 2.6%
Euronet Worldwide CV to 5.2987
Callable 03/20/2025 @ $100
0.750%, 03/15/2049	734,000	711,246
LendingTree CV to 2.1683
0.500%, 07/15/2025	500,000	462,500
		1,173,746
Health Care — 8.3%
CONMED CV to 6.8810
2.250%, 06/15/2027	1,000,000	893,013
Halozyme Therapeutics CV to 12.9576
0.250%, 03/01/2027	1,555,000	1,482,397
Ionis Pharmaceuticals CV to 12.0075
0.125%, 12/15/2024	1,356,000	1,329,731
		3,705,141
Information Technology — 2.1%
Pegasystems CV to 7.4045
0.750%, 03/01/2025	500,000	480,500
Verint Systems CV to 16.1092
0.250%, 04/15/2026	500,000	461,000
		941,500
Materials — 0.9%
First Majestic Silver CV to 60.3865
0.375%, 01/15/2027	500,000	412,300

TOTAL CONVERTIBLE BONDS
(Cost $7,066,820)		7,143,701
PREFERRED STOCK — 4.7%
	Shares
Consumer Discretionary — 0.7%
Dillard's Capital Trust I 7.500%	12,855	331,145
Financials — 2.1%
Bank of America 4.375%	24,070	474,420
JPMorgan Chase 4.625%	21,500	450,210
		924,630

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM
1847 INCOME FUND
JUNE 30, 2024
(Unaudited)

PREFERRED STOCK — continued
	Shares	Value
Information Technology — 1.9%
Synchronoss Technologies 8.375%	39,886	$875,896
TOTAL PREFERRED STOCK
(Cost $2,035,080)		2,131,671

TOTAL INVESTMENTS — 97.6%
(Cost $44,768,812)		$43,821,827

Percentages are based on Net Assets of $44,890,770.
*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of June 30, 2024 was $9,950,507 and represents 22.2% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
CV — Convertible

The following is a summary of the level of inputs used as of June 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$17,824,963	$—	$—	$17,824,963
Corporate Obligations	—	16,721,492	—	16,721,492
Convertible Bonds	—	7,143,701	—	7,143,701
Preferred Stock	331,145	1,800,526	—	2,131,671
Total Investments in Securities	$18,156,108	$25,665,719	$—	$43,821,827

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL FUNDS

JUNE 30, 2024

(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Penn Mutual AM Strategic Income Fund	Penn Mutual AM 1847 Income Fund
Assets:
Investments, at Value (Cost $125,819,136 and $44,768,812)	$123,274,977	$43,821,827
Foreign Currency, at Value (Cost $– and $8)	–	8
Interest Receivable	1,116,155	321,617
Cash Pledged as Collateral for Futures Contracts	236,901	–
Variation Margin Receivable	66,250	–
Cash	15,370	767,633
Reclaim Receivable	–	6,910
Prepaid Expenses	21,701	19,649
Total Assets	124,731,354	44,937,644
Liabilities:
Due to Adviser	45,873	4,513
Printing Expense Payable	15,018	5,471
Audit Fees Payable	13,043	13,043
Due to Administrator	9,174	8,220
Due to Transfer Agent	8,147	5,154
Chief Compliance Officer Fees Payable	1,791	668
Payable for Capital Shares Redeemed	81	–
Other Accrued Expenses	30,911	9,805
Total Liabilities	124,038	46,874
Commitments and Contingencies †
Net Assets	$124,607,316	$44,890,770
Net Assets Consist of:
Paid-in Capital	$129,520,006	$46,743,284
Total Accumulated Losses	(4,912,690)	(1,852,514)
Net Assets	$124,607,316	$44,890,770
Class I Shares:
Net Assets	124,607,316	44,890,770
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	13,318,460	4,663,453
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$9.36	$9.63

† See Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL FUNDS

SIX MONTHS ENDED JUNE 30, 2024

(Unaudited)

STATEMENTS OF OPERATIONS

	Penn Mutual AM Strategic Income Fund	Penn Mutual AM 1847 Income Fund
Investment Income:
Interest Income	$4,145,600	$1,615,026
Dividend Income	–	457,103
Less: Foreign Taxes Withheld	–	(2,925)
Total Investment Income	4,145,600	2,069,204
Expenses:
Investment Advisory Fees	273,929	99,514
Administration Fees	54,785	49,868
Trustees' Fees (Form N-CSRS Item 10)	10,792	3,944
Chief Compliance Officer Fees	4,331	1,571
Transfer Agent Fees	24,444	15,378
Legal Fees	20,988	7,639
Registration Fees	17,093	8,166
Audit Fees	14,747	14,747
Printing Fees	12,098	4,312
Pricing Fees	11,201	4,651
Custodian Fees	1,933	1,026
Insurance and Other Expenses	13,669	5,033
Total Expenses	460,010	215,849
Less:
Waiver of Investment Advisory Fees	–	(71,712)
Net Expenses	460,010	144,137
Net Investment Income	3,685,590	1,925,067
Net Realized Gain (Loss) on :
Investments	(276,804)	(432,791)
Futures Contracts	(31,771)	–
Net Realized Loss	(308,575)	(432,791)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(50,981)	(1,184,963)
Futures Contracts	485,379	–
Foreign Currency Transactions	–	8
Net Change in Unrealized Appreciation (Depreciation)	434,398	(1,184,955)
Net Realized and Unrealized Gain (Loss)	125,823	(1,617,746)
Net Increase in Net Assets Resulting from Operations	$3,811,413	$307,321

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM

STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Income	$3,685,590	$5,114,632
Net Realized Loss	(308,575)	(1,325,787)
Net Change in Unrealized Appreciation	434,398	6,931,846
Net Increase in Net Assets Resulting from Operations	3,811,413	10,720,691
Distributions:	(3,351,196)	(5,353,001)
Capital Share Transactions:
I Shares:
Issued	366,494	214,654
Reinvestment of Distributions	3,351,196	5,353,001
Redeemed	(30,394)	(32,164)
Net Increase in Net Assets from Share Transactions	3,687,296	5,535,491
Total Increase in Net Assets	4,147,513	10,903,181
Net Assets:
Beginning of Period	120,459,803	109,556,622
End of Period	$124,607,316	$120,459,803
Shares Issued and Redeemed:
I Shares:
Issued	39,231	23,405
Reinvestment of Distributions	359,403	589,049
Redeemed	(3,250)	(3,550)
Net Increase in Shares Outstanding from Share Transactions	395,384	608,904

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM

1847 INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Income	$1,925,067	$1,724,410
Net Realized Gain (Loss)	(432,791)	692,258
Net Change in Unrealized Appreciation (Depreciation)	(1,184,955)	1,551,006
Net Increase in Net Assets Resulting from Operations	307,321	3,967,674
Distributions:	(1,583,643)	(1,917,064)
Capital Share Transactions:
I Shares:
Issued	254,390	2,484,075
Reinvestment of Distributions	1,583,643	1,917,064
Redeemed	(370,032)	(1,350,845)
Net Increase in Net Assets from Share Transactions	1,468,001	3,050,294
Total Increase in Net Assets	191,679	5,100,904
Net Assets:
Beginning of Period	44,699,091	39,598,187
End of Period	$44,890,770	$44,699,091
Shares Issued and Redeemed:
I Shares:
Issued	25,982	254,512
Reinvestment of Distributions	162,883	198,049
Redeemed	(37,811)	(138,393)
Net Increase in Shares Outstanding from Share Transactions	151,054	314,168

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM

STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

I Shares	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net Asset Value, Beginning of Year or Period	$9.32		$8.90	$9.83	$10.28	$10.13	$9.84
Income (Loss) from Operations:
Net Investment Income(1)	0.28		0.41	0.31	0.23	0.23	0.24
Net Realized and Unrealized Gain (Loss)	0.02		0.44	(0.68)	0.01	0.25	0.32
Total from Operations	0.30		0.85	(0.37)	0.24	0.48	0.56
Dividends and Distributions:
Net Investment Income	(0.26)		(0.43)	(0.31)	(0.25)	(0.25)	(0.25)
Net Realized Gain	—		—	(0.25)	(0.22)	(0.08)	(0.02)
Return of Capital	—		—	—	(0.22)	—	—
Total Dividends and Distributions	(0.26)		(0.43)	(0.56)	(0.69)	(0.33)	(0.27)
Net Asset Value, End of Year or Period	$9.36		$9.32	$8.90	$9.83	$10.28	$10.13
Total Return†	3.22%		9.73%	(3.79)%	2.36%	4.89%	5.65%
Ratios and Supplemental Data
Net Assets, End of Year or Period (Thousands)	$124,607		$120,460	$109,557	$123,052	$120,122	$114,507
Ratio of Expenses to Average Net Assets	0.75	%*	0.78%	0.77%	0.75%	0.74%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.75	%*	0.78%	0.77%	0.75%	0.74%	0.78%
Ratio of Net Investment Income to Average Net Assets	6.04	%*	4.47%	3.27%	2.24%	2.25%	2.38%
Portfolio Turnover Rate	32	%**	74%	82%	96%	175%	83%

(1)	Calculated using average shares.
*	Annualized
**	Not Annualized
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM

1847 INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

I Shares	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net Asset Value, Beginning of Year or Period	$9.91		$9.43	$10.18	$10.54	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.42		0.39	0.31	0.30	0.08
Net Realized and Unrealized Gain (Loss)	(0.35)		0.53	(0.75)	0.72	0.57
Total from Operations	0.07		0.92	(0.44)	1.02	0.65
Dividends and Distributions:
Net Investment Income	(0.35)		(0.44)	(0.31)	(0.47)	(0.08)
Net Realized Gain	—		—	—	(0.85)	(0.03)
Return of Capital	—		—	—	(0.06)	—
Total Dividends and Distributions	(0.35)		(0.44)	(0.31)	(1.38)	(0.11)
Net Asset Value, End of Year or Period	$9.63		$9.91	$9.43	$10.18	$10.54
Total Return†	0.69%		9.91%	(4.29)%	9.78%	6.47%
Ratios and Supplemental Data
Net Assets, End of Year or Period (Thousands)	$44,891		$44,699	$39,598	$25,389	$21,719
Ratio of Expenses to Average Net Assets	0.65	%**	0.65%	0.65%	0.65%	0.88	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.97	%**	1.03%	1.11%	1.32%	1.95	%**
Ratio of Net Investment Income to Average Net Assets	8.68	%**	4.07%	3.22%	2.61%	1.97	%**
Portfolio Turnover Rate	48	%***	74%	77%	97%	40	%***

(1)	Calculated using average shares.
*	Commenced operations on July 31, 2020.
**	Annualized
***	Not Annualized
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 58 funds. The financial statements herein are those of the Penn Mutual AM Strategic Income Fund and the Penn Mutual AM 1847 Income Fund (the “Funds”). The investment objective of the Penn Mutual AM Strategic Income Fund is to seek attractive risk-adjusted total return through a combination of income and capital appreciation. The investment objective of the Penn Mutual AM 1847 Income Fund is to seek current income and, secondarily, total return consistent with the preservation of capital. Each of the Funds is classified as a diversified investment company. Penn Mutual Asset Management, LLC serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer I Shares. The Penn Mutual AM Strategic Income Fund and Penn Mutual AM 1847 Income Fund commenced operations on July 2, 2018 and July 31, 2020, respectively. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the

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last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will

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determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2024, there were no fair valued securities.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser's pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedules of Investments.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

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The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2024, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

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Futures Contracts — The Penn Mutual AM Strategic Income Fund utilized futures contracts during the period ended June 30, 2024. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2024.

For the period ended June 30, 2024, the average quarterly notional amount of futures contracts held were as follows:

Penn Mutual AM Strategic Income Fund:

Average Quarterly Market Value Balance Long	$—
Average Quarterly Market Value Balance Short	$(3,199,633)

Amounts designated as “—“ are $0.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

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Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a

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realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

For the period ended June 30, 2024, the Funds did not hold any option contracts.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps and equity swap contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay. The Funds did not enter into any swap contracts during the period ended June 30, 2024.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks

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associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at year end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. At June 30, 2024, the Funds did not hold swap contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period. The fair value of derivative instruments as of June 30, 2024, is as follows:

Penn Mutual AM Strategic Income Fund
Asset Derivatives				Liability Derivatives
	Statements of Assets and Liability Location	Fair Value			Statements of Assets and Liability Location	Fair Value
Interest Rate contracts	Unrealized appreciation on Futures Contracts	$—	*	Interest Rate contracts	Unrealized depreciation on Futures Contracts	$66,530	*
		$—				$66,530

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

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The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2024, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Penn Mutual AM Strategic Income Fund
	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$-	$-	$(31,771)	$-	$-	$(31,771)
Total	$-	$-	$(31,771)	$-	$-	$(31,771)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Penn Mutual AM Strategic Income Fund
	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$-	$-	$485,379	$-	$-	$485,379
Total	$-	$-	$485,379	$-	$-	$485,379

4. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period

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ended June 30, 2024, the Penn Mutual AM Strategic Income Fund and the Penn Mutual AM 1847 Income Fund paid $54,785 and $49,868, respectively for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

6. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to each of the Funds at a fee calculated at an annual rate of 0.45% of the Funds’ average daily net assets.

Penn Mutual AM Strategic Income Fund:

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquire fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the Fund’s average daily net assets until May 31, 2025 (the “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2025. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of June 30, 2024, there were no fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement.

Penn Mutual AM 1847 Income Fund:

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquire fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the Fund’s average daily

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net assets until May 31, 2025 (the “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2025. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of June 30, 2024, fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed were $168,426, expiring in 2024, $172,940, expiring in 2025 and $151,730, expiring in 2026.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended June 30, 2024, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Penn Mutual AM Strategic Income Fund	$28,301,143	$31,008,831	$2,398,549	$2,292,948
Penn Mutual AM 1847 Income Fund	19,258,971	20,134,482	–	617,988

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to PFICs, investments in perpetual bonds, partnership, REITS income reclassification to capital gain, foreign currency gain/loss and paydown gain/loss reclassification, and amortization adjustment on bond premium reclassification.

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The tax character of dividends or distributions declared during the years ended December 31, 2023, and December 31, 2022, was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Penn Mutual AM Strategic Income Fund
2023	$5,353,001	$—	$5,353,001
2022	$5,185,352	$1,468,496	$6,653,848
Penn Mutual AM 1847 Income Fund
2023	$1,917,064	$—	$1,917,064
2022	$1,257,589	$—	$1,257,589

At December 31, 2023, the components of Accumulated Loss on a tax basis were as follows:

	Penn Mutual AM Strategic Income Fund	Penn Mutual AM 1847 Income Fund
Undistributed Ordinary Income	$153,752	$15,373
Post October Currency Losses Deferred	(2,447,859)	(332,914)
Capital Loss Carryforwards	(266,760)	(317,361)
Unrealized Appreciation (Depreciation)	(2,742,449)	58,705
Other Temporary Differences	(69,591)	5
Total Accumulated Losses	$(5,372,907)	$(576,192)

Post October capital losses represent capital losses realized on investment transactions from November 1, 2023, through December 31, 2023, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The other temporary differences in the current year/period are primarily attributable to treasury straddle loss deferral.

As of December 31, 2023, the Penn Mutual AM Strategic Income Fund had $266,760 in long-term capital loss carryforwards and the Penn Mutual AM 1847 Income Fund had $317,361 in short-term capital loss carryforwards.

During the fiscal year ended December 31, 2023, the Penn Mutual AM 1847 Income Fund utilized $939,617 of capital loss carryforwards.

For Federal income tax purposes the difference between federal tax cost and book cost primarily relates to wash sales, callable bonds, perpetual bonds, MLP, mark-to-market on derivatives and amortization adjustment on bond premium reclassification. The

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Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Penn Mutual AM Strategic Income Fund	$125,819,136	$1,082,860	$(3,627,019)	$(2,544,159)
Penn Mutual AM 1847 Income Fund	$44,768,812	$1,747,565	$(2,694,550)	$(946,985)

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders' investments in the Funds are set forth below.

Asset-Backed Securities Risk (Strategic Income Fund and 1847 Income Fund) — Asset-backed securities are securities that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. Asset-backed securities include mortgage-backed securities, but the term is more commonly used to refer to securities supported by non-mortgage assets such as auto loans, motor vehicle leases, student loans, credit card receivables, floorplan receivables, equipment leases and peer-to-peer loans. The assets are removed from any potential bankruptcy estate of an operating company through the true sale of the assets to an issuer that is a special purpose entity, and the issuer obtains a perfected security interest in the assets. Payments of principal of and interest on asset-backed securities rely entirely on the performance of the underlying assets. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those securities, a Fund will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Additional risks related to collateralized debt obligations (CDOs), collateralized loan obligations (CLOs) and mortgage-backed securities are described below.

Losses may be greater for asset-backed securities that are issued as “pass-through certificates” rather than as debt securities because those types of certificates only represent a beneficial ownership interest in the related assets and their payment is based primarily on collections actually received. For asset-backed securities as a whole,

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if a securitization issuer defaults on its payment obligations due to losses or shortfalls on the assets held by the issuer, a sale or liquidation of the assets may not be sufficient to support payments on the securities and a Fund, as a security holder, may suffer a loss.

There is a limited secondary market for asset-backed securities. Consequently, it may be difficult for the Fund to sell or realize profits on those securities at favorable times or for favorable prices.

Below Investment Grade Fixed-Income Securities (Junk Bonds) Risk (Strategic Income Fund and 1847 Income Fund) — Below investment grade fixed-income securities (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds is even greater because the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest, these risky securities tend to offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk (Strategic Income Fund) — CDO and CLO securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CDOs and CLOs, a Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CDO or CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CDO and CLO securities will depend on the performance and characteristics of the related underlying collateral.

Corporate Fixed-Income Securities Risk (Strategic Income Fund and 1847 Income Fund) — Corporate fixed-income securities are fixed-income securities issued by public and private businesses. Corporate fixed-income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed-income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information

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about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit Risk (Strategic Income Fund and 1847 Income Fund) — Credit risk is the risk that a decline in the credit quality of an investment could cause a Fund to lose money. A Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed-income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. These securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Derivatives Risk (Strategic Income Fund) — Derivatives are instruments that derive their value from an underlying security, financial asset, or an index. Examples of derivative instruments include futures contracts and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which these derivative instruments relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of your investment in the Fund to decrease. A Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a Fund’s performance. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause a Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of

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the size of a Fund’s initial investment. A Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed-income securities.

Derivatives are also subject to a number of other risks described elsewhere. Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, may limit or restrict their use by a Fund, otherwise adversely affect their performance or disrupt markets.

Downgrade Risk (Strategic Income Fund and 1847 Income Fund) — The risk that securities are subsequently downgraded in the event that rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated. If this occurs, the values of these securities may decline, or it may affect the issuer’s ability to raise additional capital for operational or financial purposes and increase the chance of default, as a downgrade may be seen in the financial markets as a signal of an issuer’s deteriorating financial position.

Duration Risk (Strategic Income Fund and 1847 Income Fund) — Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, if a fixed-income security has a five-year duration, the security will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed-income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed-income securities in which a portfolio may invest are more volatile than shorter-term fixed-income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Risk (1847 Income Fund) — Equity securities include common and preferred stocks, convertible securities, rights and warrants, as well as depositary receipts. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common

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stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund’s NAV to fluctuate.

Extension Risk (Strategic Income Fund and 1847 Income Fund) — Investments in fixed-income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed-income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

Fixed-Income Securities Risk (Strategic Income Fund and 1847 Income Fund) — The prices of a Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, a Fund’s fixed-income securities will decrease in value if interest rates rise and vice versa. Fixed-income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets, and result in a decline in the value of the fixed-income investments held by a Fund. These risks may be heightened in a low interest rate environment. Reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed-income markets.

Futures Contracts Risk (Strategic Income Fund) — Futures contracts, or “futures,” provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying

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assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out their futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of a Fund’s positions in security futures contracts, the Fund may be required to have or make additional funds available to its carrying firm as margin. If a Fund’s account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. A Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Interest Rate Risk (Strategic Income Fund and 1847 Income Fund) — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed-income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, risks associated with rising rates are heightened. An historically-low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk (Strategic Income Fund and 1847 Income Fund) — Investment style risk is the risk that a Fund’s investment in certain securities in a particular market

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segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Large Capitalization Companies Risk (1847 Income Fund) — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk (Strategic Income Fund) — Certain Fund transactions, such as derivatives, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

LIBOR Replacement Risk (Strategic Income Fund and 1847 Income Fund) — The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate (“LIBOR”) rates and expects to do so for the remaining LIBOR rates immediately after June 30, 2023. More recent developments include the U.S. Congress enactment of the LIBOR Act, and the Federal Reserve Board issuance of a final rule to implement the LIBOR Act, which became effective on February 27, 2023. As a result of the final rule, U.S. contracts that do not mature before June 30, 2023, and that lack adequate "fallback" provisions that would replace LIBOR with a practicable replacement benchmark rate, must migrate to Term Secured Overnight Financing Rate (SOFR)-based rates with applicable credit spread adjustments (CSAs). The last USD Panel LIBOR rates were published on June 30, 2023. Any USD LIBOR rate published after July 1, 2023 is a synthetic LIBOR published by the ICE Benchmark Administration, and that synthetic rate is in effect a CME Term SOFR plus CSAs set by the International Swaps and Derivatives Association (ISDA) and Alternative Reference Rates Committee (ARRC). The ICE Benchmark Administration will continue to publish synthetic USD LIBOR rates until September 30, 2024. Accordingly, it remains difficult to predict the full impact of the transition away from LIBOR on the Fund until the loan market transition to SOFR is complete and the published synthetic US LIBOR rates end on September 30, 2024.

Liquidity Risk (Strategic Income Fund and 1847 Income Fund) — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of

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a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market Risk (Strategic Income Fund and 1847 Income Fund) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s net asset value (“NAV”) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

Mortgage-Backed Securities Risk (Strategic Income Fund and 1847 Income Fund) — Mortgage-backed securities are a class of asset-backed securities representing an interest in a pool or pools of whole mortgage loans (which may be residential mortgage loans or commercial mortgage loans). Mortgage-backed securities held or acquired by a Fund could include (i) obligations guaranteed by federal agencies of the U.S. Government, such as Ginnie Mae, which are backed by the “full faith and credit” of the United States, (ii) securities issued by Fannie Mae and Freddie Mac, which are not backed by the “full faith and credit” of the United States but are guaranteed by the U.S. Government as to timely payment of principal and interest, (iii) securities (commonly referred to as “private-label RMBS”) issued by private issuers that represent an interest in or are collateralized by whole residential mortgage loans without a government guarantee, and (iv) commercial mortgage-backed securities (CMBS), which are multi-

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class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Because private-label RMBS and CMBS are not issued or guaranteed by the U.S. Government, those securities generally are structured with one or more types of credit enhancement. There can be no assurance, however, that credit enhancements will support full payment to a Fund of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to a Fund and affect its share price.

A Fund may invest in mortgage-backed securities in the form of debt or in the form of “pass-through” certificates. Pass-through certificates, which represent beneficial ownership interests in the related mortgage loans, differ from debt securities, which generally provide for periodic fixed payments of interest on and principal of the related notes. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees and expenses owed to the servicers of the mortgage loans and other transaction parties that receive payment from collections on the mortgage loans.

The performance of mortgage loans and, in turn, the mortgage-backed securities acquired by a Fund, is influenced by a wide variety of economic, geographic, social and other factors, including general economic conditions, the level of prevailing interest rates, the unemployment rate, the availability of alternative financing and homeowner behavior.

The rate and aggregate amount of distributions on mortgage-backed securities, and therefore the average lives of those securities and the yields realized by a Fund, will be sensitive to the rate of prepayments (including liquidations) and modifications of the related mortgage loans, any losses and shortfalls on the related mortgage loans allocable to the tranches held by the Fund and the manner in which principal payments on the related mortgage loans are allocated among the various tranches in the particular securitization transaction. Furthermore, mortgage-backed securities are sensitive to changes in interest rates, but may respond to those changes differently from other fixed-income securities due to the possibility of prepayment of the mortgage loans. Among other factors, a significant amount of defaults, rapid prepayments or prepayment interest shortfalls may erode amounts available for distributions to a Fund. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect a Fund’s actual yield to maturity, even if the average rate of principal payments is consistent with the Fund’s expectations. If prepayments of mortgage loans occur at a rate faster than that anticipated by a Fund, payments of interest on the mortgage-

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backed securities could be significantly less than anticipated. Similarly, if the number of mortgage loans that are modified is larger than that anticipated by a Fund, payments of principal and interest on the mortgage-backed securities could be significantly less than anticipated.

Municipal Securities Risk (Strategic Income Fund and 1847 Income Fund) — Municipal securities, like other fixed-income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value.

Longer-term securities generally respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund’s holdings. As a result, a Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

Portfolio Turnover Risk (Strategic Income Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Preferred Stocks Risk (Strategic Income Fund and 1847 Income Fund) — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed-income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

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Prepayment Risk (Strategic Income Fund and 1847 Income Fund) — Fund investments in fixed-income securities are subject to prepayment risk. In a declining interest rate environment, fixed-income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Privately Issued Securities Risk (1847 Income Fund) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. In certain cases, privately placed securities may need to be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts, the Fund’s privately placed securities are subject to the risk that the securities’ fair value prices may differ from the actual prices that the Fund may ultimately realize upon their sale or disposition. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Small and Medium Capitalization Companies Risk (1847 Income Fund) — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Swap Agreements Risk (Strategic Income Fund) — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk, and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements

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involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above. Fully funded equity swaps have economic and risk characteristics similar to participation notes (P-Notes). P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market.

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If the Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index; or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

Unrated Securities Risk (1847 Income Fund) — Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

U.S. Government Securities Risk (Strategic Income Fund and 1847 Income Fund) — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

Valuation Risk (1847 Income Fund) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

10. Concentration of Shareholders:

At June 30, 2024, the percentage of total shares outstanding held by shareholders owning 10% or greater for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Penn Mutual AM Strategic Income Fund - I Shares	2	99%
Penn Mutual AM 1847 Income Fund - I Shares	1	91%

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11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2024.

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Investment Advisory Agreement Renewal Disclosure (Form N-CSRS Item 11)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on March 26–27, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL FUNDS JUNE 30, 2024

(Unaudited)

reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL FUNDS JUNE 30, 2024

(Unaudited)

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Penn Mutual AM Strategic Income Fund

Penn Mutual AM 1847 Income Fund

Eight Tower Bridge

161 Washington Street

Suite 1111

Conshohocken, PA 19428

877-PMA-MLLC (877-762-6552)

Investment Adviser:

Penn Mutual Asset Management, LLC

600 Dresher Road, Suite 100

Horsham, PA 19044

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

PNN-SA-001-0600

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 6, 2024